Inventories - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Merchandise	$ 30,586	$ 31,435
Food and beverage	5,623	5,152
Total inventories	$ 36,209	$ 36,587